Income Tax Disclosure	12 Months Ended
Aug. 31, 2014
Disclosure Text Block [Abstract]
Income Tax Disclosure

8.  Income Taxes

The components of the Company’s net deferred tax asset as of August 31, 2014 and 2013, rate and the valuation allowance are as follows:

	2014	2013

Net operating losses	7,072,471	7,291,299
Loan loss reserves	6,100,000	6,100,000
	13,172,471	13,391,299
Statutory tax rate	35%	35%
Deferred tax asset	4,610,365	4,686,955
Valuation allowance	(4,610,365)	(4,686,955)
Net deferred tax asset	-	-

The Company has net operating loss carry-forwards for tax purposes of approximately $7,072,471, which begin expiring in 2031.  The utilization of the net operating loss carry-forwards cannot be assured.

Deferred income tax reflects the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  The Company provided a valuation allowance of 100% of its net deferred tax asset due to the uncertainty of generating future profits that would allow for the realization of such deferred tax assets.